Acquisition of the San Antonio gold project - Disclosure of detailed information about acquisition of San Antonio gold project (Details) - San Antonio gold project [Member]
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares
Consideration paid
Issuance of common shares	$ 15,846	$ 12.0
Number of shares issued	1,011,374	1,011,374
Cash consideration	$ 40,015	$ 30.0
Value-added tax paid on acquisition of assets	6,328
Osisko's transaction costs	5,865
Net consideration paid	68,054	$ 42.0
Net assets acquired
Inventories	7,899
Inventories - non-current	16,129
Other non-current assets	6,328
Mining interests and plant and equipment	58,368
Accounts payable and accrued liabilities	(11,369)
Provision and other liabilities	(9,301)
Net assets acquired	$ 68,054